REGULATORY FRAMEWORK (Details 6)	12 Months Ended
Dec. 31, 2022
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Additional Remuneration To Hydroelectric Generators [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	39,000
Additional Remuneration To Hydroelectric Generators [Member] | Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	25,155
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	50,310
Additional Remuneration To Hydroelectric Generators [Member] | Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	35,972
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	71,943
Additional Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	6,500
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	19,500
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	8,385
Additional Remuneration To Thermal Generators [Member] | Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	11,991
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall - Spring
Remuneration For Guaranteed Power Capacity To Thermal Generators Units [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Remuneration For Guaranteed Power Capacity To Thermal Generators Units [Member] | Minimum Remuneration To Thermal Generators Units [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	42,000
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	21,000
Remuneration For Guaranteed Power Capacity To Thermal Generators Units [Member] | Minimum Remuneration To Thermal Generators Units 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	9,030
Additional Remuneration To Hydroelectric Generators Units [Member] | Minimum Remuneration To Thermal Generators Units 1 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	27,090
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	54,180
Additional Remuneration To Hydroelectric Generators Units [Member] | Minimum Remuneration To Thermal Generators Units 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for second 25 hours ($ / MW-hmrt) SE No. 238/22	38,739
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	77,478
Remuneration For Guaranteed Power Capacity To Thermal Generators Units 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall – Spring
Remuneration For Guaranteed Power Capacity To Thermal Generators Units 1 [Member] | Minimum Remuneration To Thermal Generators Units [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 31/20	7,000
Remuneration For Guaranteed Power Capacity To Thermal Generators Units 3 [Member] | Minimum Remuneration To Thermal Generators Units 2 [Member]
IfrsStatementLineItems [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	12,913